Income Taxes (Schedule Of Provision For Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Abstract]
Current - Federal									$ 61,655	$ 18,608	$ (4,534)
Current - foreign									(48,579)	(51,293)	(41,388)
Current - state									(9,408)	14,719	(5,278)
Total current benefit (expense)									3,668	(17,966)	(51,200)
Deferred - Federal									261,014	126,078	211,137
Deferred - foreign									27,970	13,708	(3,859)
Deferred - state									15,627	4,158	3,902
Total deferred tax benefit									304,611	143,944	211,180
Income tax benefit (expense)	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ 3,468	$ 20,665	$ 9,184	$ 92,661	$ 308,279	$ 125,978	$ 159,980